Note 9 - Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Time Deposit Maturities [Table Text Block]
(Dollar amounts in thousands)
2023	$136,767
2024	85,780
2025	6,665
2026	5,331
2027	3,477
Total	$238,020

Time Deposit Maturities, $250,000 or More [Table Text Block]
(Dollar amounts in thousands)	Amount	Percent of Total

Within three months	$9,807	19.26%
Beyond three but within six months	5,094	10.00%
Beyond six but within twelve months	11,166	21.93%
Beyond one year	24,850	48.81%

Total	$50,917	100.00%